Shareholders' Deficit (Details)				1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2021 shares	Apr. 02, 2021 shares	Feb. 16, 2021 shares	Feb. 19, 2021	Feb. 16, 2021 shares	Feb. 16, 2021 shares	Dec. 28, 2020 shares	Dec. 28, 2020 shares	Jun. 30, 2021 shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Shareholders' Deficit (Details) [Line Items]
Preference shares authorized										1,000,000	1,000,000	1,000,000
Preference shares par value | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued or outstanding, description										As of September 30, 2022 and December 31, 2021, there were no preference shares issued or outstanding.	As of December 31, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Ordinary shares issued and outstanding, description										As of September 30, 2022 and December 31, 2021, there were 32,500,000of Class A ordinary shares issued and outstanding.	As of December 31, 2021 and December 31, 2020, there were 32,500,000 and 0, respectively, of Class A ordinary shares issued and outstanding.
Shareholders' equity, description										On December 28, 2020, the Company issued 7,906,250 Class B ordinary shares. On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. Of the of 8,625,000 Class B ordinary shares outstanding, up to 1,125,000 Class B ordinary shares were subject to forfeiture, to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Class B ordinary shares would collectively represent 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriterspartially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited. As of September 30, 2022 and December 31, 2021, there were 8,125,000 Class Bordinary shares issued and outstanding.	On December 28, 2020, the Company issued 7,906,250 Class B ordinary shares. On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. Of the of 8,625,000 Class B ordinary shares outstanding, up to 1,125,000 Class B ordinary shares were subject to forfeiture, to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Class B ordinary shares would collectively represent 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited.
Number of vote for each share											1
Ordinary shares, issued										32,500,000
Ordinary shares, outstanding										32,500,000
Forfeited shares			1,125,000		1,125,000	1,125,000
Issued and outstanding shares percentage			20.00%		20.00%	20.00%
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized										300,000,000	300,000,000	300,000,000
Ordinary shares, par value | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Converted basis, percentage										20.00%	20.00%
Number of vote for each share											1
Ordinary shares, vote										one	one
Ordinary shares, issued										0	0	0
Ordinary shares, outstanding										0	0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized										30,000,000	30,000,000	30,000,000
Ordinary shares, par value | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued										8,125,000	8,125,000	8,625,000
Ordinary shares, outstanding										8,125,000	8,125,000	8,625,000
Issuance of shares (in Shares)							7,906,250	7,906,250
Share dividend			718,750		718,750	718,750
Ordinary shares, shares outstanding (in Shares)			8,625,000		8,625,000	8,625,000
Forfeited shares	500,000	500,000
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)			8,625,000		8,625,000	8,625,000
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)			8,625,000		8,625,000	8,625,000
Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Issued and outstanding shares percentage				2500000.00%